SCHEDULE OF FUTURE AMORTIZATION OF LICENSE EXPENSE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 13,145	$ 7,926
2023	26,175	7,925
2024	26,176	7,926
2025	26,175	7,925
2026	26,176	7,926
Thereafter	33,622	35,025
License, net	$ 151,469	$ 74,653